Deferred income taxes and tax credit - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Taxes [Line Items]
Deferred tax asset	$ 26,757	$ 26,049
U.S. Federal R&D credits
Deferred Income Taxes [Line Items]
Deferred tax asset	21,200	21,213
U.S. State R&D credits
Deferred Income Taxes [Line Items]
Deferred tax asset	4,924	3,843
Other items
Deferred Income Taxes [Line Items]
Deferred tax asset	$ 633	$ 993